Property and Equipment, Net (Tables)	24 Months Ended
Oct. 31, 2012
Schedule of Property and Equipment, Net

As of October 31, Property and equipment, net included the following:

(in millions)	2012	2011
Land(A)	$79	$52
Buildings(A)	520	387
Leasehold improvements	81	71
Machinery and equipment	2,504	2,309
Furniture, fixtures, and equipment	244	214
Equipment leased to others	301	291
Construction in progress(A)	159	309

Total property and equipment, at cost	3,888	3,633
Less: Accumulated depreciation and amortization	2,228	2,063

Property and equipment, net	$1,660	$1,570

(A)	We consolidated our executive management, certain business operations, and product development into a 1.2 million square foot, world headquarters site in Lisle, Illinois, which we completed in the first quarter of fiscal 2012, and we are consolidating our testing and validation center in our Melrose Park facility, which we expect to complete in 2013. Construction in progress includes amounts related to this activity.

Schedule of Equipment Leased to Others, Assets Under Financing Arrangements, and Capital Lease Obligations

As of October 31, equipment leased to others and assets under financing arrangements and capital lease obligations are as follows:

(in millions)	2012	2011
Equipment leased to others	$301	$291
Less: Accumulated depreciation	94	103

Equipment leased to others, net	$207	$188

Buildings, machinery, and equipment under financing arrangements and capital lease obligations	$156	$100
Less: Accumulated depreciation and amortization	86	71

Assets under financing arrangements and capital lease obligations, net	$70	$29

Summary of Depreciation, Amortization expense, and Capitalized Interest

For the years ended October 31, 2012, 2011, and 2010, depreciation expense, amortization expense related to assets under financing arrangements and capital lease obligations, and interest capitalized on construction projects are as follows:

(in millions)	2012	2011	2010
Depreciation expense	$248	$260	$236
Depreciation of equipment leased to others	46	38	51
Amortization expense	4	1	2
Interest capitalized	9	18	4

Future Minimum Lease Payments

Future minimum lease payments at October 31, 2012, for those leases having an initial or remaining non-cancelable lease term in excess of one year and certain leases that are treated as finance lease obligations, are as follows:

(in millions)	Financing Arrangements and Capital Lease Obligations	Operating Leases	Total
2013	$69	$58	$127
2014	29	54	83
2015	9	50	59
2016	9	42	51
2017	9	37	46
Thereafter	39	125	164

	164	$366	$530

Less: Interest portion	24

Total	$140